Share based compensation	9 Months Ended
Sep. 30, 2023
Share based compensation [Abstract]
Share based compensation
13.	Share based compensation

Share Options
In June 2021, the Company adopted a share option plan referred to herein as the Share Option Plan under which grants of options are made to eligible participants. The Company had reserved 1,202,734 ordinary shares for future issuance under the Share Option Plan, which include ordinary shares pursuant to share-based equity awards issued to date. As of September 30, 2023, the Company has 466,918 ordinary shares available for the future issuance of share-based equity awards.

Under the Share Option Plan, the options may be settled only in ordinary shares of the Company. Therefore, the grants of share options under the Share Option Plan have been accounted for as equity-settled under IFRS 2. As such, the Company records a charge for the vested portion of award grants and for partially earned but non-vested portions of award grants.

During the three and nine months ended September 30, 2023, the Company granted the option to purchase 81,000 and 351,820 ordinary shares, respectively, to employees which were in line with the general terms of the Share Option Plan. During the three and nine months ended September 30, 2023, 19,000 and 97,499 share options were forfeited.

Of the 351,820 share options granted to employees during the nine months ended September 30, 2023, 175,000 share options were granted with a contractual term (expiration) of seven years from the grant date with an exercise price of $0.025 per share, with 1,000 of those share options granted in the three months ended September 30, 2023. A further 20,000 share options of those granted during the nine months ended September 30, 2023, vested immediately and had no service condition attached to them. Aside from the 175,000 share options identified above, all other share options granted to employees during the three and nine month period ending September 30, 2023, have a contractual term (expiration) of eight years from the grant date with the exercise price at the closing market price on the day prior to the grant.

During the three and nine months ended September 30, 2023, the Company granted the option to purchase 19,899 ordinary shares to members of the board of directors which vested on the date of grant and are subject to a two year service condition. These share options have a contractual term (expiration) of seven years from the grant date with an exercise price of $0.025 per share. During the three and nine months ended September 30, 2023, members of the board of directors exercised a total of 7,296 options at an exercise price of $2.05 per option. The shares relating to the exercise of these options were issued in October 2023.

The following table summarizes the share option awards outstanding as of September 30, 2023:

	Weighted Average exercise price per share in USD	Number of awards	Weighted average remaining life in years
At December 31, 2022	15.32	461,596	7.14
Granted	5.04	371,719	7.14
Forfeited	12.16	(97,499)	7.00
Exercised	2.05	(7,296)	5.99
At September 30, 2023[1]	10.63	728,520	6.70

[1] 93,033 of the awards outstanding as of September 30, 2023, were exercisable.

The weighted average grant date fair value of awards granted during the three and nine months ended September 30, 2023, was $8.63 and $8.18, respectively, per award.

The fair values of the options granted were determined on the date of the grant using the Black-Scholes option-pricing model. The Company used an independent valuation firm to assist in calculating the fair value of the award grants per participant.

The fair values of the options granted during the three and nine months ended September 30, 2023, were determined on the date of the grant using the following assumptions:

	Three months ended September 30, 2023	Nine months ended September 30, 2023
Share price, in USD	10.84	9.53
Strike price, in USD - employees (weighted average)	10.97	5.32
Strike price, in USD – non-executive directors	0.025	0.025
Expected volatility	83%-87%	83%-88%
Award life (weighted average)	5.7	5.6
Expected dividends	-	-
Risk-free interest rate	4.11%-4.62%	3.50%-4.62%

The expected volatility was based on selected volatility determined by median values observed among other comparable public companies.

The award life is based on the time interval between the date of grant and the date during the life of the share option after which, when making the grant, the Company expected on average that participants would exercise their options.

As of September 30, 2023, Other Reserves within equity includes $3.5 million (December 31, 2022: $2.0 million) relating to the Group’s Share Option Plan. The amount of expense for all awards recognized for services received during the three months ended September 30, 2023 was $0.6 million (three months ended September 30, 2022: $0.4 million) and for the nine months ended September 30, 2023 was $1.6 million (nine months ended September 30, 2022: $1.2 million).